Class K [Member] Investment Objectives and Goals - Class K - BLACKROCK EMERGING MARKETS FUND, INC.	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Emerging Markets Fund, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Emerging Markets Fund, Inc. (“Emerging Markets Fund” or the “Fund”) is to seek long-term capital appreciation by investing in securities, principally equity securities, of issuers in countries having smaller capital markets.